Additional information about derivatives financial instruments - Brent Crude Oil and Gasoil purchase cash flows protection program (Details) $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) $ / R$ bbl	Dec. 31, 2019 USD ($) bbl
Brent Crude Oil Options used on ships protection program
Derivative financial instruments.
Fair value of liabilities	$ (26)
Fair value of assets		$ 7
Financial settlement inflows (outflows)	(57)
Value at risk	11
Brent Crude Oil Options used on ships protection program | 2020
Derivative financial instruments.
Fair value of liabilities	(48)
Brent Crude Oil Options used on ships protection program | 2021
Derivative financial instruments.
Fair value of assets	$ 22
Call options - Brent Crude Oil -bought
Derivative financial instruments.
Notional amount (bbl) | bbl	11,089,494	7,048,500
Average strike per barrel | $ / R$	63
Fair value of assets	$ 37	$ 11
Value at risk	3
Call options - Brent Crude Oil -bought | 2020
Derivative financial instruments.
Fair value of assets	6
Call options - Brent Crude Oil -bought | 2021
Derivative financial instruments.
Fair value of assets	$ 31
Put options - Brent Crude Oil - sold
Derivative financial instruments.
Notional amount (bbl) | bbl	11,089,494	7,048,500
Average strike per barrel | $ / R$	38
Fair value of liabilities	$ (63)	$ (4)
Financial settlement inflows (outflows)	(57)
Value at risk	8
Put options - Brent Crude Oil - sold | 2020
Derivative financial instruments.
Fair value of liabilities	(54)
Put options - Brent Crude Oil - sold | 2021
Derivative financial instruments.
Fair value of liabilities	(9)
Gasoil Options used on shipsprotection program
Derivative financial instruments.
Fair value of liabilities	(68)
Fair value of assets		$ 3
Financial settlement inflows (outflows)	(89)
Value at risk	9
Gasoil Options used on shipsprotection program | 2020
Derivative financial instruments.
Fair value of liabilities	$ (68)
Call options - Gasoil -bought
Derivative financial instruments.
Notional amount (bbl) | bbl	6,481,500	7,710,750
Average strike per barrel | $ / R$	88
Fair value of assets	$ 3	$ 6
Value at risk	1
Call options - Gasoil -bought | 2020
Derivative financial instruments.
Fair value of assets	$ 3
Put options - Gasoil -sold
Derivative financial instruments.
Notional amount (bbl) | bbl	6,481,500	7,710,750
Average strike per barrel | $ / R$	56
Fair value of liabilities	$ (71)	$ (3)
Financial settlement inflows (outflows)	(89)
Value at risk	8
Put options - Gasoil -sold | 2020
Derivative financial instruments.
Fair value of liabilities	$ (71)